Wheels SPV 2, LLC
Series 2021-1 Asset Backed Notes
Sample Lease Agreed-Upon Procedures

Report To:
Wheels, Inc.
Wheels SPV 2, LLC

16 April 2021

Building a better working world

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, Inc.
Wheels SPV 2, LLC
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels SPV 2, LLC (the “Issuing Entity”)
Series 2021-1 Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Wheels, Inc. (the “Sponsor”), the Issuing Entity, Wells Fargo Securities, LLC (“Wells Fargo”) and BNP Paribas Securities Corp. (“BNP Paribas,” together with the Sponsor, Issuing Entity and Wells Fargo, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles and equipment subject to such Leases relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuing Entity, provided us with, or instructed us to obtain, as applicable:
a.	Electronic data files:
i.
Labeled “Wheels_2021-A_PoolTape.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the Leases as of 10 March 2021 (the “Lease Pool Determination Date”) and

ii.
Labeled “Wheels 2021-A Random Sample Selection.xlsx” and the corresponding record layout and decode information (the “VIN Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains the vehicle identification number (the “VIN”) relating to each Sample Lease (as defined in Attachment A),

b.	Imaged copies of:
i.
The master lease contract, lease amendment, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, lease participation agreement, authorization letter, assignment and assumption agreement, affirmation of agreement or other related documents (collectively and as applicable, the “Lease Contract”),

ii.	Certain screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots”), as applicable,
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.	The certificate of title, title status screenshot or other related documents (collectively and as applicable, the “Title,” together with the Lease Contract,
System Screen Shots and Memo of Delivery, the “Source Documents”)
that the Sponsor, on behalf of the Issuing Entity, indicated relate to each Sample Lease,
c.
A schedule and the corresponding record layout and decode information, as applicable (the “Lessee Name Mapping Schedule”), that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the lessee name corresponding to certain Sample Leases,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “Funding Description Mapping Schedule”), that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the funding description corresponding to each Lease,

e.
A schedule and the corresponding record layout and decode information, as applicable (the “Model Mapping Schedule”), that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the model corresponding to certain Sample Leases,

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuing Entity is responsible for the Preliminary Data File, VIN Schedule, Source Documents, Lessee Name Mapping Schedule, Funding Description Mapping Schedule, Model Mapping Schedule, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, VIN Schedule, Source Documents, Lessee Name Mapping Schedule, Funding Description Mapping Schedule, Model Mapping Schedule or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Issuing Entity, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 April 2021

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of 150 Leases from the Preliminary Data File (the “Sample Leases”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.
As instructed by the Sponsor, on behalf the Issuing Entity, we appended the information for each Sample Lease on the Preliminary Data File with the corresponding VIN, as shown on the VIN Schedule.  The Preliminary Data File, as adjusted, is hereinafter referred to as the “Data File.”

3.	For each Sample Lease, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Lease Contract.

c.	Observed that “Wheels LT” was the named lien holder or owner on the corresponding Title or that the named lien holder or owner on such Title had the word “Wheels” in its name, as applicable.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

VIN	Title or Memo of Delivery	i.
Lessee name	Lease Contract or System Screen Shots	ii., iii.
Funding description	(a) Lease Contract or (b) Lease Contract and System Screen Shots	iv.
Reserve factor	Memo of Delivery or System Screen Shots	v.
Make	Memo of Delivery
Model	Memo of Delivery or Lease Contract	ii., vi.
Original stipulated cost	Memo of Delivery or System Screen Shots	vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purposes of comparing the lessee name Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 7, 8, 68, 69, 70, 77, 78, 79, 80, 81, 82, 83, 84, 85, 86, 89, 90, 96, 97, 98, 99, 100, 107, 108, 123, 124, 125, 126, 127, 128, 129, 130, 133 and 134), the Sponsor on behalf of the Issuing Entity, instructed us to use the lessee name, as shown in the Lease Contract (and in accordance with any other applicable note(s)).

For the purposes of comparing the lessee name Sample Characteristic for Sample Lease Numbers 7, 8, 77, 78, 79, 80, 81 and 134, the Sponsor, on behalf of the Issuing Entity, instructed us to use the guaranty name, as shown in the Lease Contract (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes:  (continued)

iii.  (continued)

For the purposes of comparing the lessee name Sample Characteristic for Sample Lease Numbers 68, 69, 70, 82, 83, 84, 89, 90, 96, 97, 98, 99, 100, 107, 108, 123, 124, 125, 126, 127, 128, 129, 130 and 133, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document, in accordance with the decode information shown on the Lessee Name Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the lessee name Sample Characteristic for Sample Lease Numbers 85 and 86, the Sponsor, on behalf of the Issuing Entity, instructed us to note agreement with the lessee name, as shown on the Data File, if it matched any of the lessee names in the customer hierarchy, as shown in the System Screen Shots (and in accordance with any other applicable note(s)).

iv.	For the purpose of comparing the funding description Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Data File, and
(b)	Use the funding description, as shown in the Lease Contract:
(1)	In accordance with the decode information shown on the Funding Description Mapping Schedule and
(2)	That corresponds to the lease type, vehicle type (as applicable), fleet ID (as applicable) and remaining term (as applicable), all as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 13, 14, 46, 76, 104, 123, 124, 125, 126 and 133, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore any funding description, as shown in the Lease Contract, relating to a date that is after the date delivered or the date the vehicle was received by the manufacturer, as applicable, as shown in the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 47 and 48, the Sponsor, on behalf of the Issuing Entity, instructed us to use the interest spread for the funding description, as shown in the Lease Contract, that corresponds to the acquisition type “Factory,” as shown in the System Screen Shots.

Exhibit 1 to Attachment A

Notes:  (continued)

iv.  (continued)

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Number 74, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description corresponding to “Floating – Forklifts, Trailers and Equipment – Option #2,” as shown in the Lease Contract.  We performed no procedures to determine the accuracy, completeness or reasonableness of the instruction provided by the Sponsor, on behalf of the Issuing Entity, described in the preceding sentence or to reconcile any differences that may exist relating to the information shown in the Lease Contract.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 77, 78, 79, 80 and 81, the Sponsor, on behalf of the Issuing Entity, instructed us to use the basis points value shown in the first line of the applicable funding description, as shown in the Lease Contract, and to ignore the basis points value in the last line of the funding description, as shown in the Lease Contract.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 87, 145 and 146, the Sponsor, on behalf of the Issuing Entity, instructed us to use the cost of issuance percentage corresponding to the funding description of such Sample Lease, both as shown on the Funding Description Mapping Schedule, as the cost of issuance percentage for the funding description.

v.
For the purpose of comparing the reserve factor Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 46, 54, 123, 131 and 132) the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Sample Characteristic for Sample Lease Numbers 46, 54, 123, 131 and 132, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

vi.
For the purpose of comparing the model Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 22, 26, 82 and 83) the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes:  (continued)

vi.  (continued)

For the purpose of comparing the model Sample Characteristic for Sample Lease Numbers 22, 26, 82 and 83, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document, in accordance with the decode information shown on the Model Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

vii.
For the purpose of comparing the original stipulated cost Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 22, 23, 24, 25, 27, 28, 29, 31, 35, 50, 51, 54, 63, 67, 76, 78, 82, 83, 84, 86, 104, 107, 117, 118, 119, 126, 130, 131, 132, 133, 134, 136, 137, 138, 141 and 144), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Numbers 22, 23, 24, 25, 27, 28, 29, 31, 35, 50, 51, 54, 63, 67, 76, 78, 82, 83, 84, 86, 104, 107, 117, 118, 119, 126, 130, 131, 132, 133, 134, 136, 137, 138, 141 and 144, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuing Entity, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Data File Value	Source Document Value

49	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
50	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
51	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
52	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
53	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
54	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
55	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
56	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030
57	Funding description	Factor135Libor3+ Spread30Fix+0.0000	Factor135Libor3+ Spread30Fix+ 0.0030